CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Sep. 30, 2020	Sep. 22, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 35,409,156			$ 30,043,046		$ 36,393,511			$ 12,889,931
TOTAL CURRENT ASSETS	60,592,020			49,049,530					33,746,758
TOTAL ASSETS	71,810,102			59,665,048					47,919,753
Current liabilities:
Accounts payable	14,034,170			9,072,929					16,590,796
Accrued expenses	6,854,256			5,802,135					5,348,560
TOTAL CURRENT LIABILITIES	40,075,112			38,141,436					39,587,006
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	323,161,613			325,200,758					282,185,326
Stockholders' Deficit:
Common stock	99			99					99
Accumulated deficit	(345,726,458)			(315,425,489)					(280,988,910)
TOTAL STOCKHOLDERS' DEFICIT	(335,158,705)	$ (330,540,543)		(308,442,394)		$ (301,189,314)		$ (292,760,211)	(274,943,167)	$ (210,774,713)	$ (162,771,996)
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	71,810,102			59,665,048					$ 47,919,753
Seven Oaks Acquisition Corp
Current assets:
Cash	535,518			1,764,324
Prepaid expenses	501,641			759,541
TOTAL CURRENT ASSETS	1,037,159			2,523,865
Investments held in Trust Account	258,804,731			258,749,858
TOTAL ASSETS	259,841,890	260,319,739	$ 260,975,173	261,273,723	$ 262,064,501
Current liabilities:
Accounts payable	41			52,319
Accrued expenses	1,861,478			103,335
Franchise tax payable	116,701			54,695
TOTAL CURRENT LIABILITIES	1,978,220			210,349
Derivative warrant liabilities	14,801,473			22,415,255
Total Liabilities	16,779,693	23,289,058		22,625,604	19,428,035
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		258,750,000	258,750,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Accumulated deficit	(15,688,450)	(21,719,966)	(15,457,535)	(20,102,528)	(16,114,181)
TOTAL STOCKHOLDERS' DEFICIT	(15,687,803)	(21,719,319)	(15,456,888)	(20,101,881)	(16,113,534)		$ 0
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	259,841,890	260,319,739	260,975,173	261,273,723	262,064,501
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Current liabilities:
Total Liabilities			17,682,061
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	258,750,000			258,750,000
Class B Common Stock | Seven Oaks Acquisition Corp
Stockholders' Deficit:
Common stock	$ 647	$ 647	$ 647	$ 647	$ 647